SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2014
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

6.     SHAREHOLDERS' EQUITY

  In 2009, the Company implemented the restricted share unit ("RSU") plan for certain employees. Effective January 1, 2012, the RSU plan was amended to include directors and senior executives of the Company.

  A deferred compensation balance is recorded for the total grant date value on the date of each RSU plan grant. The deferred compensation balance is recorded as a reduction of shareholders' equity and is amortized as compensation expense over the applicable vesting period.

  During the first quarter of 2014, the Company funded the RSU plan by transferring $7.5 million (first quarter of 2013 — $19.0 million) to an employee benefit trust (the "Trust") that then purchased common shares of the Company in the open market. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. The common shares purchased and held by the Trust are excluded from the basic net income (loss) per share calculations but are included in the basic net income (loss) per share calculations once they have vested. All of the non-vested common shares held by the Trust are included in the diluted net income (loss) per share calculations, unless the impact is anti-dilutive.

  The following table sets out the maximum number of common shares that would be outstanding if all instruments outstanding at June 30, 2014 were exercised:

Common shares outstanding at June 30, 2014	208,524,366
Employee stock options	12,150,710
RSU plan	293,551
Common shares held in depositary relating to convertible debentures acquired from Osisko (note 10)	871,680

221,840,307

  The following table sets out the weighted average number of common shares used in the calculation of basic and diluted net income (loss) per share:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Net income (loss) for the period	$37,676	$(24,380)	$146,528	$(521)

Weighted average number of common shares outstanding — basic (in thousands)	185,718	172,572	179,845	172,426
Add: Dilutive impact of shares related to RSU plan	346	—	329	—
Add: Dilutive impact of common shares held in depositary relating to convertible debentures acquired from Osisko (note 10)	143	—	72	—

Weighted average number of common shares outstanding — diluted (in thousands)	186,207	172,572	180,246	172,426

Net income (loss) per share — basic	$0.20	$(0.14)	$0.81	$(0.00)

Net income (loss) per share — diluted	$0.20	$(0.14)	$0.81	$(0.00)

  Diluted net income per share has been calculated using the treasury stock method. In applying the treasury stock method, outstanding employee stock options and warrants with an exercise price greater than the average quoted market price of the common shares for the period outstanding are not included in the calculation of diluted net income per share as the impact would be anti-dilutive.

  For the three and six months ended June 30, 2014, all employee stock options were excluded from the calculation of diluted net income per share as their effect would have been anti-dilutive.

  For the three and six months ended June 30, 2013, the impact of any additional shares issued under the employee stock option plan, as a result of the conversion of warrants, or related to the RSU Plan would be anti-dilutive as a result of the net loss positions. Consequently, diluted net loss per share was calculated in the same manner as basic net loss per share. The warrants expired unexercised on December 3, 2013.

  Accumulated other comprehensive income (loss)

  The following table sets out the changes in accumulated other comprehensive income (loss) by component for the six months ended June 30, 2014:

	Cumulative Translation Adjustment	Available-for-sale Securities and Other Investments	Derivative Financial Instruments	Pension Benefits	Total
Accumulated other comprehensive (loss) income, December 31, 2013	$(16,206)	$3,965	$(148)	$(2,752)	$(15,141)

Unrealized other comprehensive gain	—	26,282	1,334	—	27,616
Income tax recovery impact	—	—	(352)	—	(352)
Reclassifications from accumulated other comprehensive (loss) income to the interim unaudited consolidated statements of income (loss) and comprehensive income (loss)	—	(2,870)	475	330	(2,065)
Income tax recovery impact	—	—	(125)	(87)	(212)

Other comprehensive income for the period	—	23,412	1,332	243	24,987

Accumulated other comprehensive (loss) income, June 30, 2014	$(16,206)	$27,377	$1,184	$(2,509)	$9,846